LONG-TERM DEBT - Narrative (Detail)			1 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Jun. 22, 2016 USD ($)	Aug. 31, 2013 USD ($)	Dec. 31, 2017 USD ($) investor	Dec. 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	Jun. 05, 2014 USD ($)	Jan. 12, 2012 USD ($)
Debt Instrument [Line Items]
Weighted average interest rate (as a percent)				2.92%
Faiveley
Debt Instrument [Line Items]
Liabilities assumed						$ 1,564,431,000
Interest rate swap agreements
Debt Instrument [Line Items]
Interest rate swap agreements, notional amount				$ 150,000,000			$ 150,000,000.0	$ 150,000,000.0
Interest rate on notional value (as a percent)							2.56%	1.415%
Senior Notes Due 2026
Debt Instrument [Line Items]
Stated interest rate (as a percent)				3.45%
Long-term debt				$ 747,655,000	$ 747,474,000
4.375% Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)				4.375%
Long-term debt				$ 248,567,000	248,310,000
Two Thousand Sixteen Refinancing Credit Agreement
Debt Instrument [Line Items]
Deferred financing cost		$ 3,300,000
Minimum interest expense coverage ratio				3.0
Maximum debt to cash flow ratio				3.25
Two Thousand Sixteen Refinancing Credit Agreement | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate				0.50%
Two Thousand Sixteen Refinancing Credit Agreement | LIBOR
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate				1.00%
Two Thousand Sixteen Refinancing Credit Agreement | Base Rate
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate				0.00%
Two Thousand Sixteen Refinancing Credit Agreement | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate				0.00%
Two Thousand Sixteen Refinancing Credit Agreement | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate				0.75%
Two Thousand Sixteen Refinancing Credit Agreement | Alternative Rate
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate				1.75%
Two Thousand Sixteen Refinancing Credit Agreement | Alternative Rate | Minimum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate				0.75%
Two Thousand Sixteen Refinancing Credit Agreement | Alternative Rate | Maximum
Debt Instrument [Line Items]
Debt instrument basis points spread on variable rate				1.75%
Two Thousand Sixteen Refinancing Credit Agreement | Letter of Credit
Debt Instrument [Line Items]
Long-term line of credit				$ 35,400,000
Schuldschein Loan
Debt Instrument [Line Items]
Long-term debt				$ 11,998,000	98,671,000
Schuldschein Loan | Faiveley
Debt Instrument [Line Items]
Stated interest rate (as a percent)				4.00%
Liabilities assumed				$ 137,200,000
Number of investors | investor				20
Repayments of debt				$ 125,300,000
Long-term debt				$ 12,000,000
Senior Notes | Senior Notes Due 2026
Debt Instrument [Line Items]
Debt instrument face amount	$ 750,000,000.0
Debt issuance face value (as a percent)	99.965%
Stated interest rate (as a percent)	3.45%			3.45%
Deferred financing cost	$ 2,700,000
Long-term debt				$ 747,655,000	747,474,000
Senior Notes | 4.375% Senior Notes
Debt Instrument [Line Items]
Debt instrument face amount			$ 250,000,000.0
Debt issuance face value (as a percent)			99.879%
Stated interest rate (as a percent)			4.375%	4.375%
Deferred financing cost			$ 2,600,000
Long-term debt				$ 248,567,000	248,310,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt				853,124,000	$ 796,150,000
Line of Credit | Two Thousand Sixteen Refinancing Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility, amount		$ 1,200,000,000.0
Credit facility loan term, years		5 years
Line of credit facility, amount currently available				$ 679,000,000
Line of Credit | Two Thousand Sixteen Refinancing Credit Agreement | Term Loan
Debt Instrument [Line Items]
Revolving credit facility, amount		$ 400,000,000
Commitment fee (as a percent)		0.10%